Repurchases of Common Shares in Open Market (Detail) (Open Market Repurchases, USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 27, 2014	Sep. 28, 2013
Open Market Repurchases
Stock Repurchase Program [Line Items]
Number of Shares	81,255	58,661	79,749	66,847	73,064	62,676	0	0	286,512	135,740
Average Repurchase Price Per Share	$ 98.46	$ 85.23	$ 75.24	$ 74.79	$ 68.43	$ 63.82	$ 0.00	$ 0.00
Amount	$ 8,000	$ 5,000	$ 6,000	$ 5,000	$ 5,000	$ 4,000	$ 0	$ 0	$ 24,000	$ 9,000